August 1, 2001


VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

ATTN: Office of Filings, Information and Consumer Services

RE:   Alleghany Funds (the "Company")
      File Nos. 33-68666 and 811-8004

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification on behalf of the Company that the Class I Shares Prospectus and combined Statement of Additional Information do not differ from that contained in Post-Effective Amendment No. 32 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on July 31, 2001 (Accession Number: 0000950137-01-502628).

If you have any questions, please contact me at (617) 535-0525.


Very truly yours,

/s/ Gail A. Hanson


Gail A. Hanson
PFPC Regulatory Administration